Statements of Cash Flows - USD ($)	9 Months Ended
	Jan. 31, 2016	Jan. 31, 2015
Operating activities
Net income (loss)	$ (651,836)	$ (188,308)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	164,744	349,252
Depreciation	285,795	127,020
Non-cash revenue		(15,000)
Change in fair market value of derivatives		(456,294)
Amortization of debt discount		3,300
Changes in non-cash working capital balances
Accounts receivable	5,002	(157)
Prepaid expenses		90,489
Other assets	1,639	(469)
Accounts payable	105,802	6,183
Accounts payable – related party	8,703
Accrued expenses	82,407	37,476
Deferred revenue	(14,400)	(19,450)
Derivative liability		10,000
Cash used in operating activities	(12,144)	(55,958)
Financing activities
Payments on bank loan	(1,980)	(1,984)
Payments on demand notes		(1,000)
Payments on related party notes	(1,048)	(2,202)
Proceeds from demand note payable	9,830	11,650
Proceeds from note payable- related party		21,200
Proceeds from note payable- secured related party	1,300	31,500
Cash provided by financing activities	8,102	59,164
Increase (decrease) in cash and cash equivalents during the period	(4,042)	3,206
Cash and cash equivalents, beginning of the period	5,237	1,623
Cash and cash equivalents, end of the period	1,195	4,829
Cash paid for: Interest	2,121	2,304
Cash paid for: Income taxes